Commitments	12 Months Ended
Sep. 30, 2023
Commitments [Abstract]
Commitments
29.	Commitments

Other than commitments already disclosed in notes 10 for leases and notes 14 for long-term debt, the Company is committed to minimum amounts under long-term agreements for license and telecommunications and office equipment, which expire at the latest in 2025. The Company has also entered into a development contract.

As at September 30, 2023, minimum commitments remaining under these agreements over the following years are as follows:

	Total	2024	2025	2026
	$	$	$	$

License	127,412	122,422	4,990	—
Telecommunications	114,259	100,949	13,310	—
	241,671	223,371	18,300	—